Lease Right-Of-Use Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Or Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	$ 15.8	$ 13.8
Cost Of Goods Sold [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	13.1	11.2
Selling And Administrative Expenses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	$ 2.7	$ 2.6